PROPERTY,PLANT AND EQUIPMENT (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impairment of Long-Lived Assets Held-for-use	13.0	30.2
Capital Leases, Balance Sheet, Assets by Major Class, Net	7.7	6.0
Capital Leased Assets, Gross	8.3	7.5
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	0.6	1.5